Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
23.	Commitments and contingencies
(a) Content fee
The Group has entered into
non-cancelable
agreements for the use of contents owned by certain content providers. As of December 31, 2021, future minimum payments with respect to these agreements consist of the following:

	RMB	US$ (Note 2 (e))
Years Ending December 31,
2022	175,000	27,461
2023	162,000	25,421
(b) Capital and other commitments
As of December 31, 2021, future minimum payments under
non-cancellable
capital expenditure of the following:

	RMB	US$ (Note 2 (e))
Years Ending December 31,
2022	1,344	211
2023	188	30
2024	—	—
(c) Litigation
In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. In relation to such matters, the Company currently believes that there are no existing claims or proceedings that are likely to have a material adverse effect on its financial position, results of operations or cash flows, within the next twelve months, or the outcome of these matters is currently not determinable. There are many uncertainties associated with any litigation, and these actions or other third-party claims against the Company may cause the Company to incur costly litigation and/or substantial settlement charges. If any of those events were to occur, the Company’s business, financial condition, results of operations, and cash flows could be adversely affected. The actual liability in any such matters may be materially different from the Company’s estimates, which could result in the need to adjust the liability and record additional expenses.
Shanghai Jifen was named as the defendant in a lawsuit filed in the People’s Court of Jiading District in Shanghai in December 2019 on contractual dispute regarding certain advertising placement agreement between Shanghai Jifen and the plaintiff, Shanghai Wenji Culture Communications Co., Ltd. The plaintiff withdrew the original lawsuit and filed it again in the Shanghai No.2 Intermediate People’s Court on January 20, 2020 and sought a total payment of RMB103.2 million (US$14.9 million). The Company had recorded the related marketing expenses under the agreement in the financial statements for fiscal years 2019 and 2020. During 2021, the case was settled and the Company did not incur any litigation charges and the previously frozen cash accounts were also unfrozen during the year.
On August 20, 2020, the Company and certain of its current and former directors and officers were named as defendants in a putative shareholder class action lawsuit filed in the United States District Court for the Southern District of New York. This action is brought on behalf of a putative class of persons who purchased or acquired the Company’s securities pursuant or traceable to the Company’s September 2018 initial public offering or April 2019 secondary public offering, or otherwise acquired the Company’s securities between September 14, 2018 and December 16, 2020 (the “Putative Class Period”). The complaint alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, and Rule
10b-5
promulgated thereunder based on alleged materially false or misleading statements or omissions in offering documents and/ or issued throughout the Putative Class Period. Lead Plaintiff was appointed, and a consolidated amended complaint was filed on January 15, 2021. The Company filed a motion to dismiss such amended complaint and there were no significant developments in the case. No loss contingency was accrued as of December 31, 2021, since it is not probable that a liability has been incurred and the amount of loss cannot be reasonably estimated
.